Allowance for Loan Losses - Allowance Related to Unallocated Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning balance	$ 21,257	$ 21,768
Charge-offs	(9,479)	(11,930)
Recoveries	1,564	1,619
Provision	6,400	9,800
Ending Balance	19,742	21,257
Individually evaluated for impairment	4,006	4,811
Collectively evaluated for impairment	15,736	16,446
Ending Balance	19,742	21,257
Loan balances outstanding:
Ending balance	815,553	785,268
Financing Receivable, individually evaluated for impairment	26,090	27,380
Financing Receivable, collectively evaluated for impairment	789,463	757,888
Ending balance	815,553	785,268
Commercial & Agriculture [Member]
Allowance for loan losses:
Beginning balance	2,876	3,639
Charge-offs	(841)	(2,447)
Recoveries	353	307
Provision	423	1,377
Ending Balance	2,811	2,876
Individually evaluated for impairment	286	811
Collectively evaluated for impairment	2,525	2,065
Ending Balance	2,811	2,876
Loan balances outstanding:
Ending balance	100,661	86,395
Financing Receivable, individually evaluated for impairment	5,420	5,258
Financing Receivable, collectively evaluated for impairment	95,241	81,137
Ending balance	100,661	86,395
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance	10,571	9,827
Charge-offs	(3,440)	(4,561)
Recoveries	612	390
Provision	2,396	4,915
Ending Balance	10,139	10,571
Individually evaluated for impairment	2,354	2,940
Collectively evaluated for impairment	7,785	7,631
Ending Balance	10,139	10,571
Loan balances outstanding:
Ending balance	434,808	371,852
Financing Receivable, individually evaluated for impairment	13,941	17,700
Financing Receivable, collectively evaluated for impairment	420,867	354,152
Ending balance	434,808	371,852
Residential Real Estate [Member]
Allowance for loan losses:
Beginning balance	5,796	4,569
Charge-offs	(4,506)	(3,748)
Recoveries	397	429
Provision	4,093	4,546
Ending Balance	5,780	5,796
Individually evaluated for impairment	1,199	336
Collectively evaluated for impairment	4,581	5,460
Ending Balance	5,780	5,796
Loan balances outstanding:
Ending balance	250,598	274,995
Financing Receivable, individually evaluated for impairment	6,127	3,846
Financing Receivable, collectively evaluated for impairment	244,471	271,149
Ending balance	250,598	274,995
Real Estate Construction [Member]
Allowance for loan losses:
Beginning balance	974	2,139
Charge-offs	(446)	(981)
Recoveries	131	387
Provision	(310)	(571)
Ending Balance	349	974
Individually evaluated for impairment	107	239
Collectively evaluated for impairment	242	735
Ending Balance	349	974
Loan balances outstanding:
Ending balance	19,677	39,790
Financing Receivable, individually evaluated for impairment	541	576
Financing Receivable, collectively evaluated for impairment	19,136	39,214
Ending balance	19,677	39,790
Consumer [Member]
Allowance for loan losses:
Beginning balance	719	726
Charge-offs	(246)	(193)
Recoveries	71	106
Provision	(298)	80
Ending Balance	246	719
Individually evaluated for impairment	60	485
Collectively evaluated for impairment	186	234
Ending Balance	246	719
Loan balances outstanding:
Ending balance	9,809	12,236
Financing Receivable, individually evaluated for impairment	61
Financing Receivable, collectively evaluated for impairment	9,748	12,236
Ending balance	9,809	12,236
Unallocated [Member]
Allowance for loan losses:
Beginning balance	321	868
Provision	96	(547)
Ending Balance	417	321
Collectively evaluated for impairment	417	321
Ending Balance	$ 417	$ 321